SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2015
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
3.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PREPARATION

Fly is a holding company that conducts its business through its subsidiaries. The Company directly or indirectly owns all of the common shares of its consolidated subsidiaries. The consolidated financial statements presented are prepared in accordance with U.S. generally accepted accounting principles ("GAAP"). The consolidated financial statements include the accounts of Fly and all of its subsidiaries.  In instances where it is the primary beneficiary, Fly will consolidate a Variable Interest Entity ("VIE"). Fly is deemed the primary beneficiary when it has both the power to direct the activities of the VIE that most significantly impact the economic performance of such VIE, and it bears the significant risk of loss and participates in gains of the VIE. All intercompany transactions and balances have been eliminated. The consolidated financial statements are stated in U.S. Dollars, which is the principal operating currency of the Company.

The Company has one operating and reportable segment which is aircraft leasing.

Certain amounts in prior period consolidated financial statements have been reclassified to conform to the current period presentation. Such reclassification has had no impact on consolidated net income or shareholders' equity.

RESTATEMENT OF PRIOR FINANCIAL STATEMENTS

The Company has restated its previously reported consolidated financial statements as of and for the years ended December 31, 2014 and 2013, including the opening shareholders' equity balance, in order to reflect the accounting adjustments made as a result of the recognition of maintenance rights associated with the acquisition of aircraft with in-place leases.

The Company has also made other adjustments related to immaterial errors including certain corrections that had been previously identified but not recorded because they were immaterial, individually and in the aggregate, to the Company's consolidated financial statements. These corrections included reclassification of loan fees to unamortized debt discounts and adjustments to (i) expense acquisition fees related to aircraft purchased with in-place leases, (ii) record an impairment charge on one aircraft, (iii) recognize rental income previously deferred, (iv) defer equity in earnings from the Company's unconsolidated subsidiary, (v) record the associated income tax effect of items (i) through (iv) and (vi) record deferred tax asset valuation allowance. While none of these other adjustments were individually material, they have been made as part of the restatement process.

Certain amounts in the prior period consolidated financial statements have been reclassified to conform to the current period presentation. Such reclassification has had no impact on consolidated net income or shareholders' equity.

USE OF ESTIMATES

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. The use of estimates is or could be a significant factor affecting the reported carrying values of flight equipment, deferred tax assets, liabilities, accruals and reserves. To the extent available, the Company utilizes industry specific resources, third-party appraisers and other materials to support management's estimates, particularly with respect to flight equipment. Despite management's best efforts to accurately estimate such amounts, actual results could differ from those estimates.

RISKS AND UNCERTAINTIES

The Company encounters several types of risk during the course of its business, including credit and market risks. Credit risk addresses a lessee's or derivative counterparty's inability or unwillingness to make contractually required payments. Market risk reflects the change in the value of derivatives and credit facilities due to changes in interest rate spreads or other market factors, including the value of collateral underlying the Company's credit facilities.

Other types of risk encountered by the Company include the following:

●	The success of the Company is dependent on the performance of the commercial aviation industry. A downturn in the industry could adversely impact the lessee's ability to make payments, increase the risk of unscheduled lease terminations and depress lease rates and the value of the Company's aircraft.

●	The Company will require access to the debt and equity markets to refinance its outstanding indebtedness and to grow its business through the acquisition of additional aircraft.

●	The Company relies and is dependent upon an external servicer to manage its business and service its aircraft portfolio.

CASH AND CASH EQUIVALENTS

The Company considers all highly liquid investments with original maturities of three months or less to be cash equivalents.

RESTRICTED CASH AND CASH EQUIVALENTS

The Company's restricted cash and cash equivalents consist primarily of (i) security deposits and certain maintenance payments received from lessees under the terms of various lease agreements, (ii) a portion of rents collected which may be required to be held as cash collateral under certain of the Company's debt facilities and (iii) other cash, which may be subject to withdrawal restrictions pursuant to the Company's credit agreements or its deferred tax arrangements.

All restricted cash is held by major financial institutions in segregated accounts.

RENT RECEIVABLES

Rent receivables represent unpaid lessee obligations under existing lease contracts. Any allowance for doubtful accounts is established on a specific identification basis and is maintained at a level believed by management to be adequate to absorb probable losses associated with rent receivables. The assessment of credit risk is primarily based on the extent to which amounts outstanding exceed the value of security held, the financial strength and condition of a debtor and the current economic and regulatory conditions of the debtor's operating environment. Determination of the allowance is inherently subjective as it requires significant estimates, including the amounts and timing of expected future cash flows and consideration of current factors and economic trends impacting the lessees and their credit worthiness, all of which may be susceptible to significant change. Uncollectible rent receivables are charged off against the allowance, while recoveries of amounts previously charged off are credited to the allowance. A provision for credit losses is recorded based on management's periodic evaluation of the factors previously mentioned, as well as other pertinent factors. As of December 31, 2015 and 2014, the Company had no allowance for doubtful accounts.

In addition, the Company places a lessee on non-accrual status once it determines that it is no longer probable that the Company will receive the economic benefits of the lease. The Company recognizes revenue from a lessee on non-accrual status only as cash is received.

INVESTMENT IN UNCONSOLIDATED SUBSIDIARY

Fly has a 57.4% interest in Fly-Z/C Aircraft Holdings LP ("Fly-Z/C LP"). Fly accounts for its interest in the unconsolidated subsidiary using the equity method as the Company does not control the entity. Under the equity method, the Company's investment is initially recorded at cost and the carrying amount is affected by its share of the unconsolidated subsidiary's undistributed earnings and losses, and distributions of dividends and capital.

The Company periodically reviews the carrying amount of its investment in the unconsolidated subsidiary, or whenever events or changes in circumstances indicate that a decline in value may have occurred. If its investment is determined to be impaired on an other-than-temporary basis, a loss equal to the difference between the fair value of the investment and its carrying value is recorded in the period of identification.

INVESTMENT IN DIRECT FINANCE LEASE

The Company has recorded one lease as an investment in direct finance lease. The investment in the direct finance lease equals the sum of amounts to be received under the lease, plus the estimated residual value of the equipment at the lease termination date, less unearned income. Residual value reflects management's estimate of the amounts to be received at lease termination from the re-lease or disposition of the leased equipment. Initial unearned income represents the amount by which the original sum of the lease receivable and the estimated residual value exceeds the original cost of the leased equipment. Unearned income is recognized as finance lease income over the lease term in a manner that produces a constant rate of return on the net investment in the lease based on an implicit interest rate. Initial direct costs and fees related to lease originations are deferred as part of the investment and amortized over the lease term.

FLIGHT EQUIPMENT HELD FOR SALE

In accordance with guidance provided by the Financial Accounting Standards Board ("FASB"), flight equipment is classified as held for sale when the Company commits to and commences a plan of sale that is reasonably expected to be completed within one year and satisfies certain other held for sale criteria. Flight equipment held for sale is recorded at the lesser of carrying value or fair value, less estimated cost to sell. The Company continues to recognize rent from aircraft held for sale until the date the aircraft is sold. Rent collected from the sale contract date through the aircraft disposition date reduces the sale proceeds and gain on sale of aircraft. Imputed interest earned from the sale contract date through the aircraft disposition date increases the selling price of an aircraft. In addition, depreciation ceases once an aircraft is classified as held for sale. An impairment loss is recorded for an asset or asset group held for sale when the carrying value of the asset or asset group exceeds its fair value, less estimated cost to sell. An aircraft classified as held for sale is not depreciated.

Subsequent changes to the asset's fair value are recorded as adjustments to the carrying value of the flight equipment. However, any such adjustment will not cause the asset's fair value to exceed its original carrying value. The Company continues to recognize rent from aircraft held for sale until the date the aircraft is sold.

FLIGHT EQUIPMENT HELD FOR OPERATING LEASE

Flight equipment held for operating lease are recorded at cost and depreciated to estimated residual values on a straight-line basis over their estimated remaining useful lives. Useful life is generally 25 years from the date of manufacture. Residual values are generally estimated to be 15% of the original manufacturer's estimated realized price for the flight equipment when new. Management may, at its discretion, make exceptions to this policy on a case by case basis when, in its judgment, the residual value calculated pursuant to this policy does not appear to reflect current expectations of residual values. Examples of such situations include, but are not limited to:

●	Flight equipment where original manufacturer's prices are not relevant due to plane modifications and conversions.

●	Flight equipment that is out of production and may have a shorter useful life or lower residual value due to obsolescence.

●	The remaining life of a converted freighter is determined based on the date of conversion, in which case, the total useful life may extend beyond 25 years from the date of manufacture.

●	Dispositions of flight equipment prior to the end of its estimated useful life at a residual value different from that used for newly acquired aircraft.

Estimated residual values and useful lives of flight equipment are reviewed and adjusted, if appropriate, during each reporting period.

Major aircraft improvements or lessee-specific modifications to the aircraft to be performed by the Company pursuant to any lease agreement are accounted for as lease incentives and amortized against revenue over the term of the lease, assuming no lease renewals. Generally, lessees are responsible for repairs, scheduled maintenance and overhauls during the lease term and compliance with return conditions of flight equipment at lease termination.

Major aircraft improvements and modifications incurred during an off-lease period are capitalized and depreciated over the remaining life of the flight equipment. In addition, costs paid by the Company for scheduled maintenance and overhauls are also capitalized and depreciated over a period to the next scheduled maintenance or overhaul event. Miscellaneous repairs are expensed when incurred.

At the time of an aircraft acquisition, the Company evaluates the fair value of the aircraft, maintenance right and lease acquired. The Company evaluates whether the lease acquired with the aircraft is at fair value by comparing the contractual lease rates to the range of current lease rates of like aircraft. A lease premium is recognized when it is determined that the acquired lease's terms are above market value; lease discounts are recognized when it is determined that the acquired lease's terms are below fair value. Lease discounts are recorded in other liabilities and accreted as additional rental revenue on a straight-line basis over the lease term. Lease premiums are recorded in other assets and amortized against rental revenue on a straight-line basis over the lease term.

IMPAIRMENT OF FLIGHT EQUIPMENT

The Company evaluates flight equipment for impairment when circumstances indicate that the carrying amounts of such assets may not be recoverable. The Company's evaluation of impairment indicators include, but are not limited to, recent transactions for similar aircraft, adverse changes in market conditions for specific aircraft types, third party appraisals of aircraft, published values for similar aircraft, any occurrence of adverse changes in the aviation industry and the overall market conditions that could impact the fair value of the Company's aircraft. The review for recoverability includes an assessment of the estimated future cash flows associated with the use of an asset and its eventual disposition. If the sum of the expected future cash flows (undiscounted and without interest charges) is less than the carrying amount of the asset, the Company will assess whether the carrying values of the flight equipment exceed the fair values and an impairment loss is required. The undiscounted cash flows consist of cash flows from currently contracted leases, future projected lease rates, transition costs, estimated down time and estimated residual or scrap values for an aircraft. The Company will also record an impairment charge if the expected sale proceeds of an aircraft are less than its carrying value. The impairment loss is measured as the excess of the carrying amount of the impaired asset over its fair value.

Future cash flows are assumed to occur under current market conditions and assume adequate time for a sale between a willing and able buyer and a willing seller. Expected future lease rates are based on all relevant information available, including the existing lease, current contracted rates for similar aircraft, appraisal data and industry trends. Residual value assumptions generally reflect an aircraft's salvage value, except where more recent industry information indicates a different value is appropriate.

The preparation of these impairment analyses requires the use of assumptions and estimates, including the level of future rents, the residual value of the flight equipment to be realized upon sale at some date in the future, estimated downtime between re-leasing events and the amount of re-leasing costs.

MAINTENANCE RIGHTS

The Company identifies, measures and accounts for maintenance right assets and liabilities associated with its acquisitions of aircraft with in-place leases. A maintenance right asset represents the fair value of its contractual right under a lease to receive an aircraft in an improved maintenance condition as compared to the maintenance condition on the acquisition date. A maintenance right liability represents the Company's obligation to pay the lessee for the difference between the lease end contractual maintenance condition of the aircraft and the actual maintenance condition of the aircraft on the acquisition date.

The Company's aircraft are typically subject to triple-net leases pursuant to which the lessee is responsible for maintenance, which is accomplished through one of two types of provisions in its leases: (i) end of lease return conditions (EOL Leases) or (ii) periodic maintenance payments (MR Leases).

EOL Leases

Under EOL Leases, the lessee is obligated to comply with certain return conditions which require the lessee to perform lease end maintenance work or make cash compensation payments at the end of the lease to bring the aircraft into a specified maintenance condition.

Maintenance right assets in EOL Leases represent the difference in value between the contractual right to receive an aircraft in an improved maintenance condition as compared to the maintenance condition on the acquisition date. Maintenance right liabilities exist in EOL Leases if, on the acquisition date, the maintenance condition of the aircraft is greater than the contractual return condition in the lease and the Company is required to pay the lessee in cash for the improved maintenance condition. Maintenance right assets, net are recorded as a separate line item on the Company's balance sheet.

When the Company has recorded maintenance right assets with respect to EOL Leases, the following accounting scenarios exist: (i) the aircraft is returned at lease expiry in the contractually specified maintenance condition without any cash payment to the Company by the lessee, the maintenance right asset is relieved and an aircraft improvement is recorded to the extent the improvement is substantiated and deemed to meet the Company's capitalization policy; (ii) the lessee pays the Company cash compensation at lease expiry in excess of the value of the maintenance right asset, the maintenance right asset is relieved and any excess is recognized as end of lease income consistent with our existing policy; or (iii) the lessee pays the Company cash compensation at lease expiry that is less than the value of the maintenance right asset, the cash is applied to the maintenance right asset and the balance of such asset is relieved and recorded as an aircraft improvement to the extent the improvement is substantiated and meets the Company's capitalization policy. Any aircraft improvement will be depreciated over a period to the next scheduled maintenance event in accordance with our policy with respect to major maintenance.

When the Company has recorded maintenance right liabilities with respect to EOL Leases, the following accounting scenarios exist: (i) the aircraft is returned at lease expiry in the contractually specified maintenance condition without any cash payment by the Company to the lessee, the maintenance right liability is relieved and end of lease income is recognized; (ii) the Company pays the lessee cash compensation at lease expiry of less than the value of the maintenance right liability, the maintenance right liability is relieved and any difference is recognized as end of lease income; or (iii) the Company pays the lessee cash compensation at lease expiry in excess of the value of the maintenance right liability, the maintenance right liability is relieved and the excess amount is recorded as an aircraft improvement.

MR Leases

Under MR Leases, the lessee is required to make periodic payments to us for maintenance based upon usage of the aircraft. When qualified major maintenance is performed during the lease term, the Company is required to reimburse the lessee for the costs associated with such maintenance. At the end of lease, the Company is entitled to retain any cash receipts in excess of the required reimbursements to the lessee.

Maintenance right assets in MR Leases represent the right to receive an aircraft in an improved condition relative to the actual condition on the acquisition date. The aircraft is improved by the performance of qualified major maintenance paid for by the lessee who is reimbursed by the Company from the periodic maintenance payments that it receives. Maintenance right assets, net will be recorded as a separate line item on the Company's balance sheet.

When the Company has recorded maintenance right assets with respect to MR Leases, the following accounting scenarios exist: (i) the aircraft is returned at lease expiry and no qualified major maintenance has been performed by the lessee since the acquisition date, the maintenance right asset is offset by the amount of the associated maintenance payment liability and any excess is recorded as end of lease income, which is consistent with the Company's existing policy; or (ii) the Company has reimbursed the lessee for the performance of qualified major maintenance, the maintenance right asset is relieved and an aircraft improvement is recorded.

There are no maintenance right liabilities for MR Leases.

When flight equipment is sold, maintenance rights are released from the balance sheet as part of the disposition gain or loss.

DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses derivative financial instruments to manage its exposure to interest rate and foreign currency risks. All derivatives are recognized on the balance sheet at their fair values. Pursuant to hedge accounting provisions, changes in the fair value of the item being hedged are recognized into earnings in the same period and in the same income statement line as the change in the fair value of the derivative instrument. On the date that the Company enters into a derivative contract, the Company formally documents all relationships between the hedging instruments and the hedged items, as well as its risk management objective and strategy for undertaking each hedge transaction.

Derivative instruments designated in a hedge relationship to mitigate exposure to variability in expected future cash flows, or other types of forecasted transactions, are considered cash flow hedges. Cash flow hedges are accounted for by recording the fair value of the derivative instrument on the balance sheet as either a freestanding asset or liability. Changes in the fair value of a derivative that is designated and qualifies as an effective cash flow hedge are recorded in accumulated other comprehensive income, net of tax, until earnings are affected by the variability of cash flows of the hedged item. Any derivative gains and losses that are not effective in hedging the variability of expected cash flows of the hedged item or that do not qualify for hedge accounting treatment are recognized directly into income.

At the hedge's inception and at least every reporting period thereafter, a formal assessment is performed to determine whether changes in cash flows of the derivative instrument have been highly effective in offsetting changes in the cash flows of the hedged items and whether they are expected to be highly effective in the future. The Company discontinues hedge accounting prospectively when (i) it determines that the derivative is no longer effective in offsetting changes in the cash flows of a hedged item; (ii) the derivative expires or is sold, terminated, or exercised; or (iii) management determines that designating the derivative as a hedging instrument is no longer appropriate. In all situations in which hedge accounting is discontinued and the derivative remains outstanding, the derivative instrument is carried at its fair market value on the balance sheet with changes in fair value recognized into current-period earnings. The remaining balance in accumulated other comprehensive income associated with the derivative that has been discontinued is not recognized in the income statement unless it is probable that the forecasted transaction will not occur. Such amounts are recognized in earnings when earnings are affected by the hedged transaction.

OTHER ASSETS

Other assets consist primarily of debt issuance costs, unamortized lease premiums, initial direct lease costs and other miscellaneous receivables. The Company records costs incurred in arranging financing as debt issuance costs. Debt issuance costs are amortized to interest expense using the effective interest method over the terms of the credit facilities. Lease premiums are amortized into operating lease income over the lease term.

SECURITY DEPOSITS

In the normal course of leasing aircraft to third parties under its lease agreements, the Company receives cash or letters of credit as security for certain contractual obligations, which are held on deposit until termination of the lease. Security deposits are returned to the lessee at lease termination or taken into income if the lessee fails to perform under its lease.

MAINTENANCE PAYMENT LIABILITY

The Company's flight equipment is typically subject to triple-net leases under which the lessee is responsible for maintenance, insurance and taxes. Fly's operating leases also obligate the lessees to comply with all governmental requirements applicable to the flight equipment, including without limitation, operational, maintenance, registration and airworthiness directives.

Under the terms of the lease agreements, cash collected from lessees for future maintenance of the aircraft is recorded as maintenance payment liabilities. The Company does not recognize such maintenance payments as revenue during the lease. Maintenance payment liabilities are attributable to specific aircraft and are typically based on hours or cycles of utilization, depending upon the component. Upon the occurrence of qualified maintenance events, the lessee submits a request for reimbursement and upon disbursement of the funds, the liability is relieved.

In some leases, the lessor may be obligated to contribute to maintenance related expenses on an aircraft during the term of the lease. In other instances, the lessee or lessor may be obligated to make a payment to the other party at lease termination based on a computation stipulated in the lease agreement. The calculation is based on utilization and condition of the airframe, engines and other major life-limited components as determined at lease termination.

The Company may also incur maintenance expenses on off-lease aircraft. Scheduled major maintenance or overhaul activities and costs for certain high-value components that are paid by the Company are capitalized and depreciated over the period until the next overhaul is required. Such payments made by the Company for minor maintenance, repairs and re-leasing of aircraft are expensed as incurred.

Maintenance payment liability balances at the end of a lease or any amount received as part of a redelivery adjustment are recorded as lease revenue at lease termination, including early termination upon a default. When flight equipment is sold, the maintenance payment liability amounts may be remitted to the buyer in accordance with the terms of the related agreements and are released from the balance sheet as part of the disposition gain or loss.

REVENUE RECOGNITION

Revenue is recognized to the extent that it is probable that the economic benefits will flow to the Company and the revenue can be reliably measured. Where revenue amounts do not meet these recognition criteria, recognition is delayed until the criteria are met.

●	Operating lease revenue. The Company receives lease revenues from flight equipment under operating leases. Rental income from aircraft is recognized on a straight-line basis over the initial term of the respective lease. The operating lease agreements generally do not provide for purchase options, however, the leases may allow the lessee to exercise an option to extend the lease for an additional term. Contingent rents are recognized as revenue when the contingency is resolved. Revenue is not recognized when collection is not reasonably assured.

●	Finance lease income. Revenue from direct finance lease is recognized using the interest method to produce a level yield over the life of the finance lease.

SHARE-BASED COMPENSATION

The Company has a 2010 Omnibus Incentive Plan ("2010 Plan") permitting the issuance of up to 1,500,000 share grants in the form of (i) stock appreciation rights ("SARs"); (ii) restricted stock units ("RSUs"); (iii) nonqualified stock options; and (iv) other stock-based awards. The Company has issued all shares available under the 2010 Plan.

Compensation expense associated with grants to employees were valued at the grant date and amortized on a straight-line basis over the service period. Grants to non-employees were initially measured at grant date, and then re-measured at each interim reporting period until the awards vested. Determining the appropriate fair value model and calculation of the fair value of stock-based awards required judgment, including estimating stock price volatility, forfeitures and expected grant life.

TAXES

The Company provides for income taxes by tax jurisdiction. Deferred income tax assets and liabilities are recognized for the future tax consequences of temporary differences between the financial statements and tax basis of existing assets and liabilities at the enacted tax rates expected to apply when the assets are recovered or liabilities are settled. A valuation allowance is used to reduce deferred tax assets to the amount which management ultimately expects to be more-likely-than-not realized.

The Company applies a recognition threshold of more-likely-than-not to be sustained in the examination of income tax on uncertainties. The Company has elected to classify any interest on unpaid income taxes and penalties as a component of the provision for income taxes. No interest on unpaid income taxes and penalties were incurred during the years ended December 31, 2015, 2014 and 2013.

NEW ACCOUNTING PRONOUNCEMENTS

In May 2014, FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606). ASU 2014-09 outlines a single comprehensive model for entities to use in accounting for revenues arising from contracts with customers. The guidance specifically notes that lease contracts with customers are a scope exception. In August 2015, FASB issued ASU 2015-14, deferring the effective date of ASU 2014-09, Revenue from Contracts with Customers (Topic 606), by one year for all entities and permitting early adoption on a limited basis. Specifically, for public business entities, the standard will be effective for annual reporting periods (including interim periods) beginning after December 15, 2017. Early adoption will be permitted as of the annual reporting period (including interim periods) beginning after December 15, 2016. The Company will adopt the guidance effective January 1, 2018. The Company anticipates that the adoption of the standard will not have a material effect on the Company's consolidated financial condition, results of operations or cash flows.

In August 2014, FASB issued ASU 2014-15, update to Accounting Standards Codification (ASC) subtopic 250-40, Presentation of Financial Statements-Going Concern. The amendments require management to assess an entity's ability to continue as a going concern by incorporating and expanding upon certain principles that are currently in the U.S. auditing standards. Specifically, the amendments (1) provide a definition of the term "substantial doubt", (2) require an evaluation every reporting period including interim periods, (3) provide principles for considering the mitigating effect of management's plans, (4) require certain disclosures when substantial doubt is alleviated as a result of consideration of management's plans, (5) require an express statement and other disclosures when substantial doubt is not alleviated, and (6) require an assessment for a period of one year after the date that the financial statements are issued (or available to be issued). ASU 2014-15 will be effective for annual reporting periods (including interim periods) ending after December 15, 2016, and early adoption is permitted. The Company will adopt the guidance effective January 1, 2017. The Company is currently assessing the impact of the guidance.

In January 2015, FASB issued ASU 2015-01, Extraordinary and Unusual Items, which eliminates the concept of an extraordinary item from U.S. GAAP. As a result, an entity will no longer (1) segregate an extraordinary item from the results of ordinary operations; (2) separately present an extraordinary item on its income statement, net of tax, after income from continuing operations; or (3) disclose income taxes and earnings-per-share data applicable to an extraordinary item. However, the ASU does not affect the reporting and disclosure requirements for an event that is unusual in nature or that occurs infrequently. ASU 2015-01 is effective for annual reporting periods (including interim periods), beginning after December 15, 2015, and early adoption is permitted. The Company adopted the guidance effective January 1, 2016. The Company anticipates that the adoption of the standard will not have a material effect on the Company's consolidated financial condition, results of operations or cash flows.

In February 2015, FASB issued ASU 2015-02, which amends ASC 810, Consolidation. The amendment changes the consolidation analysis required under U.S. GAAP and could have an impact on the consolidation conclusions of the reporting entity. Specifically, the amendment affects the consolidation analysis of reporting entities that are involved with Variable Interest Entities, particularly those that have fee arrangements and related party transactions. ASU 2015-02 is effective for annual reporting periods (including interim periods), beginning after December 15, 2015, and early adoption is permitted. The Company adopted the guidance effective January 1, 2016. The Company anticipates that the adoption of the standard will not have a material effect on the Company's consolidated financial condition, results of operations or cash flows.

In April 2015, FASB issued ASU 2015-03, Interest - Imputation of Interest, which requires that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with the accounting treatment for debt discounts. The recognition and measurement guidance of debt issuance costs are not affected by this update. The Company adopted the guidance effective January 1, 2016. The Company anticipates that the adoption of the standard will not have an effect on the Company's consolidated financial condition, results of operations or cash flows.

In February 2016, FASB issued its new lease standard, ASU 2016-02, Leases. Under the new standard, the accounting for leases by lessors would basically remain unchanged from the existing concepts in ASC 840, Leases. In addition, FASB has decided that lessors would be precluded from recognizing selling profit and revenue at lease commencement for any sales-type or direct finance lease that does not transfer control of the underlying asset to the lessee. The standard will be effective for public business entities for annual periods (including interim periods), beginning after December 15, 2018, and early adoption will be permitted.  The Company is currently evaluating the potential impact the adoption of the standard will have on its consolidated financial condition, results of operations or cash flows.